Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	11.58
Maximum Aggregate Offering Price	$ 3,474,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 479.76
Offering Note	Represents 300,000 shares of the common stock, $0.01 par value, of First Northwest Bancorp (the "Registrant") that were additionally reserved under the Registrant's Amended and Restated 2020 Equity Incentive Plan, by approval of the Registrant's shareholders on May 19, 2026. The proposed maximum offering price per share has been estimated solely for the purpose of calculating the registration fee and computed in accordance with Rule 457(c) and (h) under the Securities Act of 1933, as amended (the "Securities Act") using the average of the high and low sale prices of the Registrant's common stock on July 31, 2026, as reported by the Nasdaq Stock Market. Pursuant to Rule 416(a) under the Securities Act, the registration statement on Form S-8 shall also cover any additional shares of the common stock of that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of cosideration that resultss in the numner of outstanding shares of the Registrant's common stock.